UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22003
Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
March 31, 2009

Shares	Description (1)				Value

	Common Stocks – 98.9%

	Aerospace & Defense – 1.2%

2,800	Boeing Company				$99,624
1,100	FLIR Systems Inc., (2)				22,528
5,000	General Dynamics Corporation				207,950
2,700	Honeywell International Inc.				75,222
20,100	Lockheed Martin Corporation				1,387,503
700	Precision Castparts Corporation				41,930
3,600	United Technologies Corporation				154,728

	Total Aerospace & Defense				1,989,485

	Air Freight & Logistics – 0.4%

10,200	C.H. Robinson Worldwide, Inc.				465,222
2,800	FedEx Corporation				124,572

	Total Air Freight & Logistics				589,794

	Airlines – 0.5%

134,800	Southwest Airlines Co.				853,284

	Auto Components – 0.1%

16,900	Johnson Controls, Inc.				202,800

	Automobiles – 0.1%

7,300	Harley-Davidson, Inc.				97,747

	Beverages – 2.6%

19,200	Brown-Forman Corporation				745,536
33,700	Coca-Cola Company				1,481,115
22,200	Constellation Brands, Inc., Class A, (2)				264,180
5,800	Dr. Pepper Snapple Group, (2)				98,078
1,600	Molson Coors Brewing Company, Class B				54,848
2,000	Pepsi Bottling Group, Inc.				44,280
32,000	PepsiCo, Inc.				1,647,360

	Total Beverages				4,335,397

	Biotechnology – 1.6%

19,900	Amgen Inc., (2)				985,448
13,700	Celgene Corporation, (2)				608,280
6,200	Cephalon, Inc., (2)				422,220
1,000	Genzyme Corporation, (2)				59,390
11,900	Gilead Sciences, Inc., (2)				551,208

	Total Biotechnology				2,626,546

	Building Products – 0.5%

23,600	Fastenal Company				758,858

	Capital Markets – 0.4%

10,200	Charles Schwab Corporation				158,100
1,700	Franklin Resources, Inc.				91,579
5,100	State Street Corporation				156,978
7,100	T. Rowe Price Group Inc.				204,906

	Total Capital Markets				611,563

	Chemicals – 1.1%

21,100	E.I. Du Pont de Nemours and Company				471,163
2,400	Ecolab Inc.				83,352
26,400	PPG Industries, Inc.				974,160
1,500	Praxair, Inc.				100,935
1,800	Rohm and Haas Company				141,912
2,800	Sigma-Aldrich Corporation				105,812

	Total Chemicals				1,877,334

	Commercial Banks – 3.9%

131,100	Bank of America Corporation				894,102
34,800	BB&T Corporation				588,816
700	Comerica Incorporated				12,817
8,008	First Horizon National Corporation				86,006
1,500	Goldman Sachs Group, Inc.				159,030
51,505	JPMorgan Chase & Co.				1,369,003
1,000	KeyCorp.				7,870
4,100	M&T Bank Corporation				185,484
19,700	Morgan Stanley				448,569
3,800	Northern Trust Corporation				227,316
12,600	PNC Financial Services Group, Inc.				369,054
24,800	U.S. Bancorp				362,328
118,850	Wells Fargo & Company				1,692,424
4,700	Zions Bancorporation				46,201

	Total Commercial Banks				6,449,020

	Commercial Services & Supplies – 1.7%

3,100	Cintas Corporation				76,632
6,700	Dun and Bradstreet Inc.				515,900
8,600	Pitney Bowes Inc.				200,810
17,035	Republic Services, Inc.				292,150
6,200	Robert Half International Inc.				110,546
2,100	Stericycle Inc., (2)				100,233
62,600	Waste Management, Inc.				1,602,560

	Total Commercial Services & Supplies				2,898,831

	Communications Equipment – 2.1%

108,900	Cisco Systems, Inc., (2)				1,826,253
11,000	Motorola, Inc.				46,530
40,000	QUALCOMM, Inc.				1,556,400

	Total Communications Equipment				3,429,183

	Computers & Peripherals – 4.5%

13,600	Apple, Inc., (2)				1,429,632
32,800	Dell Inc., (2)				310,944
2,000	EMC Corporation, (2)				22,800
69,000	Hewlett-Packard Company				2,212,140
31,700	International Business Machines Corporation (IBM)				3,071,413
3,700	Lexmark International, Inc., Class A, (2)				62,419
500	McAfee Inc., (2)				16,750
3,500	Network Appliance Inc., (2)				51,940
16,400	SanDisk Corporation, (2)				207,460

	Total Computers & Peripherals				7,385,498

	Construction & Engineering – 0.3%

13,400	Fluor Corporation				462,970

	Construction Materials – 0.3%

11,200	Vulcan Materials Company				496,048

	Consumer Finance – 0.7%

21,800	Capital One Financial Corporation				266,832
51,700	Discover Financial Services				326,227
53,800	SLM Corporation, (2)				266,310
18,000	Western Union Company				226,260

	Total Consumer Finance				1,085,629

	Containers & Packaging – 0.5%

7,900	Ball Corporation				342,860
17,600	Bemis Company, Inc.				369,072
1,200	Owens-Illinois, Inc., (2)				17,328
3,200	Pactiv Corporation, (2)				46,688
1,200	Sealed Air Corporation				16,560

	Total Containers & Packaging				792,508

	Diversified Consumer Services – 0.8%

900	Apollo Group, Inc., (2)				70,497
64,600	H & R Block Inc.				1,175,074

	Total Diversified Consumer Services				1,245,571

	Diversified Financial Services – 0.6%

21,500	Citigroup Inc.				54,395
100	CME Group, Inc.				24,639
23,200	Leucadia National Corporation, (2)				345,448
22,800	Moody’s Corporation				522,576

	Total Diversified Financial Services				947,058

	Diversified Telecommunication Services – 4.9%

226,600	AT&T Inc.				5,710,320
15,800	CenturyTel, Inc.				444,296
15,100	Embarq Corporation				571,535
62,600	Frontier Communications Corporation				449,468
30,500	Verizon Communications Inc.				921,100
10,000	Windstream Corporation				80,600

	Total Diversified Telecommunication Services				8,177,319

	Electric Utilities – 2.3%

4,800	Ameren Corporation				111,312
19,500	Consolidated Edison, Inc.				772,395
3,700	DTE Energy Company				102,490
8,900	Entergy Corporation				606,001
8,200	FirstEnergy Corp.				316,520
7,000	FPL Group, Inc.				355,110
4,300	Northeast Utilities				92,837
11,700	PG&E Corporation				447,174
5,000	Pinnacle West Capital Corporation				132,800
15,100	PPL Corporation				433,521
5,400	Progress Energy, Inc.				195,804
3,200	Southern Company				97,984
18,800	TECO Energy, Inc.				209,620

	Total Electric Utilities				3,873,568

	Electrical Equipment – 0.1%

8,800	Cooper Industries, Ltd., Class A				227,568

	Electronic Equipment & Instruments – 0.7%

2,500	Agilent Technologies, Inc., (2)				38,425
1,800	Amphenol Corporation, Class A				51,282
31,400	Jabil Circuit Inc.				174,584
21,500	Molex Inc.				295,410
13,200	Thermo Fisher Scientific, Inc., (2)				470,844
5,000	Tyco Electronics, Limited				55,200

	Total Electronic Equipment & Instruments				1,085,745

	Energy Equipment & Services – 2.5%

1,700	Anadarko Petroleum Corporation				66,113
13,700	Baker Hughes Incorporated				391,135
21,200	BJ Services Company				210,940
2,300	Cabot Oil & Gas Corporation				54,211
1,700	Cooper Cameron Corporation, (2)				37,281
1,600	Diamond Offshore Drilling, Inc.				100,576
9,500	ENSCO International Incorporated				250,800
19,800	Halliburton Company				306,306
37,900	Nabors Industries Inc., (2)				378,621
17,000	National-Oilwell Varco Inc., (2)				488,070
1,200	Noble Corporation				28,908
34,600	Schlumberger Limited				1,405,452
16,400	Smith International, Inc.				352,272

	Total Energy Equipment & Services				4,070,685

	Food & Staples Retailing – 3.7%

600	Costco Wholesale Corporation				27,792
16,000	CVS Caremark Corporation				439,840
75,600	Kroger Co.				1,604,232
22,000	Sysco Corporation				501,600
9,300	Walgreen Co.				241,428
63,900	Wal-Mart Stores, Inc.				3,329,190

	Total Food & Staples Retailing				6,144,082

	Food Products – 5.3%

29,400	Campbell Soup Company				804,384
3,500	Dean Foods Company, (2)				63,280
35,000	General Mills, Inc.				1,745,800
44,100	H.J. Heinz Company				1,457,946
26,500	Hershey Foods Corporation				920,875
1,500	Hormel Foods Corporation				47,565
18,500	JM Smucker Company				689,495
32,800	Kellogg Company				1,201,464
24,900	Kraft Foods Inc.				555,021
6,000	McCormick & Company, Incorporated				177,420
6,900	Monsanto Company				573,390
29,500	Sara Lee Corporation				238,360
32,800	Tyson Foods, Inc., Class A				307,992

	Total Food Products				8,782,992

	Gas Utilities – 0.4%

7,700	Nicor Inc.				255,871
29,600	Spectra Energy Corporation				418,544

	Total Gas Utilities				674,415

	Health Care Equipment & Supplies – 2.3%

30,500	Baxter International, Inc.				1,562,210
22,200	Boston Scientific Corporation, (2)				176,490
7,000	Cardinal Health, Inc.				220,360
25,700	Covidien Limited				854,268
6,100	DENTSPLY International Inc.				163,785
7,400	Medtronic, Inc.				218,078
700	Saint Jude Medical Inc., (2)				25,431
8,500	Stryker Corporation				289,340
7,200	Varian Medical Systems, Inc., (2)				219,168

	Total Health Care Equipment & Supplies				3,729,130

	Health Care Providers & Services – 2.0%

3,000	CIGNA Corporation				52,770
13,200	Davita Inc., (2)				580,140
5,400	Express Scripts, Inc., (2)				249,318
1,400	Humana Inc., (2)				36,512
28,200	Medco Health Solutions, Inc., (2)				1,165,788
22,100	Quest Diagnostics Incorporated				1,049,308
4,100	Wellpoint Inc., (2)				155,677

	Total Health Care Providers & Services				3,289,513

	Health Care Technology – 0.2%

28,400	IMS Health Incorporated				354,148

	Hotels, Restaurants & Leisure – 1.4%

10,500	Darden Restaurants, Inc.				359,730
32,300	McDonald’s Corporation				1,762,611
8,500	Starbucks Corporation, (2)				94,435
6,000	Wyndham Worldwide Corporation				25,200

	Total Hotels, Restaurants & Leisure				2,241,976

	Household Durables – 0.6%

4,500	Black & Decker Corporation				142,020
1,200	Centex Corporation				9,000
2,900	Harman International Industries Inc.				39,237
30,800	Leggett and Platt Inc.				400,092
10,300	Lennar Corporation, Class A				77,353
12,400	Pulte Corporation				135,532
8,100	Snap-on Incorporated				203,310
2,000	Stanley Works				58,240
200	Whirlpool Corporation				5,918

	Total Household Durables				1,070,702

	Household Products – 2.8%

4,500	Clorox Company				231,660
12,900	Colgate-Palmolive Company				760,842
4,700	Kimberly-Clark Corporation				216,717
73,700	Procter & Gamble Company				3,470,533

	Total Household Products				4,679,752

	Industrial Conglomerates – 3.4%

9,400	3M Co.				467,368
481,200	General Electric Company				4,864,932
7,700	Genuine Parts Company				229,922

	Total Industrial Conglomerates				5,562,222

	Insurance – 2.4%

4,800	AFLAC Incorporated				92,928
1,000	Allstate Corporation				19,150
3,000	Assurant Inc.				65,340
2,700	Chubb Corporation				114,264
42,600	Hartford Financial Services Group, Inc.				334,410
34,500	Lincoln National Corporation				230,805
60,500	Loews Corporation				1,337,050
41,700	Marsh & McLennan Companies, Inc.				844,425
2,000	MBIA Inc., (2)				9,160
6,900	MetLife, Inc.				157,113
3,700	Principal Financial Group, Inc.				30,266
29,900	Progressive Corporation, (2)				401,856
12,900	Prudential Financial, Inc.				245,358
1,700	Torchmark Corporation				44,591
9,800	Unum Group				122,500

	Total Insurance				4,049,216

	Internet & Catalog Retail – 0.3%

7,100	Amazon.com, Inc., (2)				521,424

	Internet Software & Services – 0.1%

500	Google Inc., Class A, (2)				174,030

	IT Services – 1.6%

11,900	Affiliated Computer Services, Inc., (2)				569,891
31,000	Automatic Data Processing, Inc.				1,089,960
17,100	Computer Sciences Corporation, (2)				629,964
4,800	Convergys Corporation, (2)				38,784
2,400	Iron Mountain Inc., (2)				53,208
10,500	Paychex, Inc.				269,535

	Total IT Services				2,651,342

	Leisure Equipment & Products – 0.4%

23,300	Hasbro, Inc.				584,131
2,800	Mattel, Inc.				32,284

	Total Leisure Equipment & Products				616,415

	Life Sciences Tools & Services – 0.1%

11,500	Perkinelmer Inc.				146,855

	Machinery – 2.2%

38,000	Caterpillar Inc.				1,062,480
23,300	Cummins Inc.				592,985
36,700	Dover Corporation				968,146
1,600	Flowserve Corporation				89,792
13,000	Illinois Tool Works, Inc.				401,050
7,361	Ingersoll Rand Company Limited, Class A				101,582
11,000	ITT Industries, Inc.				423,170
200	PACCAR Inc.				5,152
1,600	Pall Corporation				32,688

	Total Machinery				3,677,045

	Media – 2.4%

167,600	Comcast Corporation, Class A				2,286,064
16,400	DIRECTV Group, Inc., (2)				373,756
14,800	McGraw-Hill Companies, Inc.				338,476
1,100	Scripps Networks Interactive, Class A Shares				24,761
292	Time Warner Cable, Class A				7,242
1,166	Time Warner Inc.				22,504
47,700	Walt Disney Company				866,232

	Total Media				3,919,035

	Metals & Mining – 0.2%

13,600	AK Steel Holding Corporation				96,832
500	Alcoa Inc.				3,670
2,800	CONSOL Energy Inc.				70,672
900	Freeport-McMoRan Copper & Gold, Inc.				34,299
7,400	United States Steel Corporation				156,362

	Total Metals & Mining				361,835

	Multiline Retail – 1.2%

5,700	Big Lots, Inc., (2)				118,446
21,000	Family Dollar Stores, Inc.				700,770
5,800	J.C. Penney Company, Inc.				116,406
21,600	Kohl’s Corporation, (2)				914,112
2,500	Sears Holding Corporation, (2)				114,275
700	Target Corporation				24,073

	Total Multiline Retail				1,988,082

	Multi-Utilities – 0.2%

5,900	Integrys Energy Group, Inc.				153,636
2,300	Public Service Enterprise Group Incorporated				67,781
2,700	Scana Corporation				83,403

	Total Multi-Utilities				304,820

	Oil, Gas & Consumable Fuels – 10.2%

4,000	Apache Corporation				256,360
18,600	Chesapeake Energy Corporation				317,316
51,600	Chevron Corporation				3,469,584
39,000	ConocoPhillips				1,527,240
3,000	Devon Energy Corporation				134,070
6,700	El Paso Corporation				41,875
1,400	EOG Resources, Inc.				76,664
128,500	Exxon Mobil Corporation				8,750,850
6,300	Hess Corporation				341,460
6,800	Marathon Oil Corporation				178,772
20,200	Massey Energy Company				204,424
100	Murphy Oil Corporation				4,477
14,100	Occidental Petroleum Corporation				784,665
9,800	Peabody Energy Corporation				245,392
20,500	Pioneer Natural Resources Company				337,635
8,200	Southwestern Energy Company, (2)				243,458
2,400	Tesoro Corporation				32,328
350	XTO Energy, Inc.				10,717

	Total Oil, Gas & Consumable Fuels				16,957,287

	Personal Products – 0.2%

2,700	Avon Products, Inc.				51,921
13,100	Estee Lauder Companies Inc., Class A				322,915

	Total Personal Products				374,836

	Pharmaceuticals – 6.4%

40,100	Abbott Laboratories				1,912,770
59,200	Bristol-Myers Squibb Company				1,297,664
2,200	Eli Lilly and Company				73,502
70,400	Johnson & Johnson				3,703,040
58,200	King Pharmaceuticals Inc., (2)				411,474
41,900	Merck & Co. Inc.				1,120,825
6,200	Mylan Laboratories Inc., (2)				83,142
56,300	Pfizer Inc.				766,806
28,300	Schering-Plough Corporation				666,465
14,100	Wyeth				606,864

	Total Pharmaceuticals				10,642,552

	Real Estate – 1.2%

7,299	Apartment Investment & Management Company, Class A				39,999
2,022	AvalonBay Communities, Inc.				95,155
4,700	Boston Properties, Inc.				164,641
16,900	Equity Residential				310,115
13,300	Health Care Property Investors Inc.				237,405
2,100	Health Care REIT, Inc.				64,239
2,200	Kimco Realty Corporation				16,764
2,700	Plum Creek Timber Company				78,489
43,900	ProLogis				285,350
8,300	Public Storage, Inc.				458,575
2,504	Simon Property Group, Inc.				86,739
2,700	Ventas Inc.				61,047
3,631	Vornado Realty Trust				120,694

	Total Real Estate				2,019,212

	Road & Rail – 4.0%

26,200	Burlington Northern Santa Fe Corporation				1,575,930
59,200	CSX Corporation				1,530,320
53,300	Norfolk Southern Corporation				1,798,875
12,500	Ryder System, Inc.				353,875
34,700	Union Pacific Corporation				1,426,517

	Total Road & Rail				6,685,517

	Semiconductors & Equipment – 2.8%

45,300	Altera Corporation				795,015
20,200	Analog Devices, Inc.				389,254
24,300	Broadcom Corporation, Class A, (2)				485,514
37,700	Intel Corporation				567,385
36,700	Linear Technology Corporation				843,366
16,800	Microchip Technology Incorporated				355,992
31,500	National Semiconductor Corporation				323,505
9,100	NVIDIA Corporation, (2)				89,726
10,200	QLogic Corporation, (2)				113,424
34,600	Xilinx, Inc.				662,936

	Total Semiconductors & Equipment				4,626,117

	Software – 2.7%

9,400	Adobe Systems Incorporated, (2)				201,066
1,700	Cognizant Technology Solutions Corporation, Class A, (2)				35,343
41,700	Compuware Corporation, (2)				274,803
4,000	Intuit, Inc., (2)				108,000
81,600	Microsoft Corporation				1,498,992
98,100	Oracle Corporation				1,772,667
42,900	Symantec Corporation, (2)				640,926

	Total Software				4,531,797

	Specialty Retail – 1.7%

800	AutoZone, Inc., (2)				130,096
3,700	Bed Bath and Beyond Inc., (2)				91,575
24,900	Home Depot, Inc.				586,644
44,500	Limited Brands, Inc.				387,150
20,900	Lowe’s Companies, Inc.				381,425
27,900	RadioShack Corporation				239,103
6,600	Sherwin-Williams Company				343,002
19,300	Staples, Inc.				349,523
2,900	Tiffany & Co.				62,524
7,100	TJX Companies, Inc.				182,044

	Total Specialty Retail				2,753,086

	Textiles, Apparel & Luxury Goods – 0.9%

5,400	Coach, Inc., (2)				90,180
8,000	Nike, Inc., Class B				375,120
9,100	Polo Ralph Lauren Corporation				384,475
10,000	VF Corporation				571,100

	Total Textiles, Apparel & Luxury Goods				1,420,875

	Thrifts & Mortgage Finance – 0.4%

55,700	Hudson City Bancorp, Inc.				651,133
2,800	People’s United Financial, Inc.				50,316

	Total Thrifts & Mortgage Finance				701,449

	Tobacco – 0.4%

17,900	Philip Morris International				636,882

	Trading Companies & Distributors – 0.4%

10,600	W.W. Grainger, Inc.				743,908

	Total Common Stocks (cost $200,637,533)				163,602,558

Principal
Amount (000)	Description (1)	Coupon	Maturity	Rating (3)	Value

	U.S. Government and Agency Obligations – 3.6%

$6,000	U.S. Treasury Bills (4)	0.000%	8/27/09	Aaa	$5,992,968

	Total U.S. Government and Agency Obligations (cost $5,990,627)				5,992,968

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 3.0%
$4,993	Repurchase Agreement with State Street Bank, dated 3/31/09, repurchase price $4,992,958, collateralized by $5,100,000 U.S. Treasury Bills, 0.000%, due 8/27/09, value $5,093,880	0.100%	4/01/09		$4,992,944

	Total Short-Term Investments (cost $4,992,944)				4,992,944

	Total Investments (cost $211,621,104) - 105.5%				174,588,470

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value

	Call Options Written – (3.6)%

(369,189)	Custom Basket 1 NASDAQ	$ (36,918,862)	4/09/09	$105.0	$(4,713,764)
(381,060)	Custom Basket 3 NASDAQ	(38,106,001)	4/23/09	105.0	(1,297,890)

(750,249)	Total Call Options Written (premium received $1,702,364)	(750,024,864)			(6,011,654)

	Other Assets Less Liabilities – (1.9)%				(3,165,731)

	Net Assets – 100%				$165,411,085

Investments in Derivatives
Futures Contracts outstanding at March 31, 2009:

					Unrealized
	Contract	Number	Contract	Value at	Appreciation
Type	Position	of Contracts	Expiration	March 31, 2009	(Depreciation)

S&P 500 Index	Long	150	6/09	$5,961,000	$580,425

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$174,588,470	$—	$—	$174,588,470
Derivatives*	580,425	—	—	580,425
Call options written	—	(6,011,654)	—	(6,011,654)

Total	$175,168,895	(6,011,654)	$—	169,157,241

* Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forward and swap contracts.
Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”. This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value

Equity Price	Options	—	$—	Call options written, at value	$6,011,654

Equity Price	Futures	Receivable for variation margin on futures contracts*	580,425	—	—

Total			$580,425		$6,011,654

* Represents cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the current day’s   variation margin presented in the Statement of Assets and Liabilities.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2009, the cost of investments (excluding call options written) was $217,625,284.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$3,719,526
Depreciation	(46,756,340)

Net unrealized appreciation (depreciation) of investments	$(43,036,814)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for call options written and investments in derivatives.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009